Restricted Equity Securities - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
FHLB [Member]
Marketable Securities [Line Items]
Restricted equity securities consists of stock of the Federal Home Loan Bank of Cincinnati	$ 3,012	$ 3,012